Victory Integrity Small-Cap Value Fund Investment Strategy - Victory Integrity Small-Cap Value Fund	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small-capitalization companies considered to represent value.Small-capitalization companies are those companies with market capitalizations within the range of companies included in the Russell 2000® Index ($33.7 million to $12.6 billion as of September 30, 2026). The size of companies in the index changes with market conditions and the composition of the index. The Fund considers a number of factors when determining whether an issuer represents value, including whether (i) the issuer is classified as a value company by an independent third-party financial data provider based on financial metrics and other available information; (ii) the issuer is included in an index or index-based ETF that is representative of value companies; and/or (iii) the Adviser believes that the issuer’s securities are reasonably valued given the issuer’s expected growth or other business prospects, consistent with the Fund’s strategy, considering such measures as historical and/or projected earnings, book value, cash flow, and revenue relative to valuation and the applicable equity market.When selecting securities for a Fund, the Adviser seeks out companies that appear to be undervalued according to certain financial measurements of their intrinsic net worth or business prospects. The Adviser employs a value-oriented approach that focuses on securities that offer value with improving investor sentiment.The Fund may invest up to 25% of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). From time to time, the Fund may focus its investments in companies in one or more economic sectors, including the financials sector.